Fair Value of Assets and Liabilities - Additional Information (Detail) - Interest Rate Swap Agreement - USD ($)	1 Months Ended
	Feb. 29, 2020	Oct. 31, 2019	Mar. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notional amount	$ 30,000,000	$ 140,000,000
Term of agreement	60 months	57 months
Variable-rate term loan		$ 140,000,000	$ 170,000,000